Changes in Fair Value of Level Three Assets and Liabilities (Detail) - Available-for-sale securities - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		¥ 1,011	¥ 2,214
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[1]	(5)
Purchases		2,500
Transfers out of level 3	[2]		(1,203)
Ending balance		3,506	1,011
Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		6,807	20,752
Total realized and unrealized gains (losses), included in earnings	[3]	522	335
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[1]	593	15
Purchases		15,222	7,199
Settlements		(4,653)	(6,138)
Transfers into level 3	[4]		1,030
Transfers out of level 3	[2]	(9,000)	(12,698)
Other			(3,688)
Ending balance		9,491	6,807
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[3]		(70)
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		75,837	76,892
Total realized and unrealized gains (losses), included in earnings	[3]	1,397	4,184
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[1]	153	2,699
Purchases		522	829
Settlements		(3,268)	(8,456)
Other			(311)
Ending balance		74,641	75,837
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[3]	¥ 1,397	¥ 3,755

[1]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[2]	Certain corporate bonds were transferred out of level 3 because quoted prices became available.
[3]	Earning effects are included in financial services revenue in the consolidated statements of income.
[4]	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.